UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

MAXIM SERIES FUND, INC.

Maxim Aggressive Profile II, Maxim Conservative Profile II,
Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II
and Maxim Moderately Conservative Profile II Portfolios

Semi-Annual Report

June 30, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”). Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
Financial Reports for the Six Months Ended June 30, 2010
Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

				MAXIM	MAXIM
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE II	PROFILE II	PROFILE II	PROFILE II	PROFILE II
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
ASSETS:
Investments at market value, affiliated (1)	$529,274,649	$269,066,781	$914,834,763	$249,943,248	$71,104,903

Total assets	529,274,649	269,066,781	914,834,763	249,943,248	71,104,903

LIABILITIES:
Due to investment adviser	7,528	3,726	12,821	3,520	991

NET ASSETS	$529,267,121	$269,063,055	$914,821,942	$249,939,728	$71,103,912

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$9,416,394	$3,170,825	$13,166,262	$3,114,537	$809,751
Additional paid-in capital	708,849,424	282,293,377	1,063,844,960	267,601,995	74,514,819
Net unrealized appreciation (depreciation) on investments	(84,083,355)	14,059,971	12,948,210	984,715	797,624
Overdistributed net investment income	(2,977)	(1,486)	(5,095)	(1,396)	(395)
Accumulated net realized loss on investments	(104,912,365)	(30,459,632)	(175,132,395)	(21,760,123)	(5,017,887)

NET ASSETS	$529,267,121	$269,063,055	$914,821,942	$249,939,728	$71,103,912

NET ASSET VALUE PER OUTSTANDING SHARE	$5.62	$8.49	$6.95	$8.02	$8.78
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	175,000,000	100,000,000	200,000,000	100,000,000	100,000,000
Outstanding	94,163,937	31,708,250	131,662,624	31,145,374	8,097,508

(1) Cost of investments, affiliated	$613,358,004	$255,006,810	$901,886,553	$248,958,533	$70,307,279

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

				MAXIM	MAXIM
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE II	PROFILE II	PROFILE II	PROFILE II	PROFILE II
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

INVESTMENT INCOME:
Income distributions received, affiliated	$1,108,915	$3,103,813	$6,065,815	$1,444,797	$594,982

EXPENSES:
Management fees	285,170	133,986	467,611	113,264	32,281

NET INVESTMENT INCOME	823,745	2,969,827	5,598,204	1,331,533	562,701

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	(21,575,434)	1,135,560	(16,443,605)	68,665	2,830,495
Change in net unrealized appreciation (depreciation) on investments	(14,330,484)	(3,397,613)	(13,814,761)	(7,235,155)	(3,854,728)

Net realized and unrealized loss on investments	(35,905,918)	(2,262,053)	(30,258,366)	(7,166,490)	(1,024,233)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$(35,082,173)	$707,774	$(24,660,162)	$(5,834,957)	$(461,532)

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND YEAR ENDED DECEMBER 31, 2009

	MAXIM AGGRESSIVE PROFILE II PORTFOLIO		MAXIM CONSERVATIVE PROFILE II PORTFOLIO		MAXIM MODERATE PROFILE II PORTFOLIO
	2010	2009	2010	2009	2010	2009
	UNAUDITED		UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$823,745	$3,795,299	$2,969,827	$6,511,452	$5,598,204	$13,485,584
Net realized gain (loss) on investments	(21,575,434)	(50,007,149)	1,135,560	(21,443,631)	(16,443,605)	(123,100,437)
Capital gain distributions received	0	1,145,601	0	641,898	0	2,437,094
Change in net unrealized appreciation (depreciation) on investments	(14,330,484)	183,438,754	(3,397,613)	56,815,046	(13,814,761)	293,036,445

Net increase (decrease) in net assets resulting from operations	(35,082,173)	138,372,505	707,774	42,524,765	(24,660,162)	185,858,686

DISTRIBUTIONS:
From net investment income	(826,722)	(4,322,525)	(2,971,313)	(6,929,929)	(5,603,299)	(14,758,701)
From net realized gains	0	(9,713,823)	0	(5,379,064)	0	(28,682,835)

Total distributions	(826,722)	(14,036,348)	(2,971,313)	(12,308,993)	(5,603,299)	(43,441,536)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	165,596,187	217,061,187	87,230,753	147,155,947	271,013,413	326,533,924
Reinvestment of distributions	826,722	14,036,348	2,971,313	12,308,993	5,603,299	43,441,536
Redemptions of shares	(140,462,371)	(223,785,214)	(73,625,559)	(130,640,875)	(189,296,793)	(448,472,938)

Net increase (decrease) in net assets resulting from share transactions	25,960,538	7,312,321	16,576,507	28,824,065	87,319,919	(78,497,478)

Total increase (decrease) in net assets	(9,948,357)	131,648,478	14,312,968	59,039,837	57,056,458	63,919,672

NET ASSETS:
Beginning of period	539,215,478	407,567,000	254,750,087	195,710,250	857,765,484	793,845,812

End of period (1)	$529,267,121	$539,215,478	$269,063,055	$254,750,087	$914,821,942	$857,765,484
	0	0	0	0	0	0
OTHER INFORMATION:

SHARES:
Sold	27,431,876	42,742,518	10,038,387	18,337,851	37,628,861	49,899,423
Issued in reinvestment of distributions	145,807	2,524,071	349,156	1,482,412	802,765	6,319,006
Redeemed	(22,789,554)	(43,360,392)	(8,432,558)	(16,240,828)	(25,797,329)	(67,794,046)

Net increase (decrease)	4,788,129	1,906,197	1,954,985	3,579,435	12,634,297	(11,575,617)

(1) Including overdistributed net investment income	$(2,977)	$0	$(1,486)	$0	$(5,095)	$0

See notes to financial statements.
						(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND YEAR ENDED DECEMBER 31, 2009

	MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO		MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
	2010	2009	2010	2009
	UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,331,533	$1,513,879	$562,701	$708,334
Net realized gain (loss) on investments	68,665	(13,904,970)	2,830,495	(4,393,454)
Capital gain distributions received	0	287,745	0	92,083
Change in net unrealized appreciation on investments	(7,235,155)	37,818,335	(3,854,728)	10,909,005

Net increase (decrease) in net assets resulting from operations	(5,834,957)	25,714,989	(461,532)	7,315,968

DISTRIBUTIONS:
From net investment income	(1,332,929)	(1,651,792)	(563,096)	(759,744)
From net realized gains	0	(368,737)	0	(1,107,991)

Total distributions	(1,332,929)	(2,020,529)	(563,096)	(1,867,735)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	174,020,709	54,954,735	46,495,333	24,921,474
Reinvestment of distributions	1,332,929	2,020,529	563,096	1,867,735
Redemptions of shares	(32,626,383)	(34,640,907)	(13,445,719)	(21,613,388)

Net increase in net assets resulting share transactions	142,727,255	22,334,357	33,612,710	5,175,821

Total increase in net assets	135,559,369	46,028,817	32,588,082	10,624,054

NET ASSETS:
Beginning of period	114,380,359	68,351,542	38,515,830	27,891,776

End of period (1)	$249,939,728	$114,380,359	$71,103,912	$38,515,830

OTHER INFORMATION:

SHARES:
Sold	21,175,257	7,706,959	5,206,644	3,052,490
Issued in reinvestment of distributions	164,967	256,267	63,843	213,075
Redeemed	(3,797,341)	(4,632,374)	(1,464,244)	(2,591,693)

Net increase	17,542,883	3,330,852	3,806,243	673,872

(1) Including overdistributed net investment income	$(1,396)	$0	$(395)	$0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$6.03		$4.66	$8.67	$9.25	$9.44	$9.61

Income from Investment Operations

Net investment income	0.01		0.05	0.06	0.12	0.22	0.12
Capital gain distributions received	0.00		0.01	0.23	0.64	0.77	0.65

Total distributions received	0.01		0.06	0.29	0.76	0.99	0.77

Net realized and unrealized gain (loss) on investments	(0.41)		1.47	(3.53)	(0.10)	0.41	0.08

Total Income (Loss) From Investment Operations	(0.40)		1.53	(3.24)	0.66	1.40	0.85

Less Distributions

From net investment income	(0.01)		(0.05)	(0.06)	(0.12)	(0.22)	(0.12)
From net realized gains	0.00		(0.11)	(0.71)	(1.12)	(1.37)	(0.90)

Total Distributions	(0.01)		(0.16)	(0.77)	(1.24)	(1.59)	(1.02)

Net Asset Value, End of Period	$5.62		$6.03	$4.66	$8.67	$9.25	$9.44

Total Return ±	(6.65%)	^	33.02%	(39.90%)	7.35%	15.59%	8.97%

Net Assets, End of Period ($000)	$529,267		$539,215	$407,567	$754,558	$779,700	$719,786

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	0.29%	*	0.83%	0.90%	1.26%	2.22%	1.22%

Portfolio Turnover Rate	17.13%	^	22.88%	58.62%	17.27%	21.79%	22.08%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

#	Does not include expenses of the investment companies in which the portfolio invests.

* Annualized

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$8.56		$7.48	$9.29	$9.50	$9.46	$9.61

Income from Investment Operations

Net investment income	0.09		0.23	0.35	0.30	0.32	0.32
Capital gain distributions received	0.00		0.02	0.14	0.20	0.26	0.19

Total distributions received	0.09		0.25	0.49	0.50	0.58	0.51

Net realized and unrealized gain (loss) on investments	(0.07)		1.26	(1.73)	0.01	0.17	(0.10)

Total Income (Loss) From Investment Operations	0.02		1.51	(1.24)	0.51	0.75	0.41

Less Distributions

From net investment income	(0.09)		(0.24)	(0.34)	(0.30)	(0.32)	(0.32)
From net realized gains	0.00		(0.19)	(0.23)	(0.42)	(0.39)	(0.24)

Total Distributions	(0.09)		(0.43)	(0.57)	(0.72)	(0.71)	(0.56)

Net Asset Value, End of Period	$8.49		$8.56	$7.48	$9.29	$9.50	$9.46

Total Return ±	0.29%	^	20.51%	(13.67%)	5.69%	8.12%	4.32%

Net Assets, End of Period ($000)	$269,063		$254,750	$195,710	$234,332	$219,625	$216,132

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	2.22%	*	2.92%	4.05%	3.23%	3.25%	3.27%

Portfolio Turnover Rate	19.93%	^	31.67%	51.82%	27.31%	23.17%	43.41%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

#	Does not include expenses of the investment companies in which the portfolio invests.

* Annualized

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$7.21		$6.08	$8.72	$9.09	$9.17	$9.32

Income from Investment Operations

Net investment income	0.04		0.12	0.21	0.21	0.26	0.22
Capital gain distributions received	0.00		0.02	0.21	0.40	0.52	0.41

Total distributions received	0.04		0.14	0.42	0.61	0.78	0.63

Net realized and unrealized gain (loss) on investments	(0.26)		1.34	(2.36)	0.02	0.29	(0.04)

Total Income (Loss) From Investment Operations	(0.22)		1.48	(1.94)	0.63	1.07	0.59

Less Distributions

From net investment income	(0.04)		(0.12)	(0.21)	(0.21)	(0.26)	(0.22)
From net realized gains	0.00		(0.23)	(0.49)	(0.79)	(0.89)	(0.52)

Total Distributions	(0.04)		(0.35)	(0.70)	(1.00)	(1.15)	(0.74)

Net Asset Value, End of Period	$6.95		$7.21	$6.08	$8.72	$9.09	$9.17

Total Return ±	(3.01%)	^	24.67%	(23.14%)	7.22%	12.20%	6.38%

Net Assets, End of Period ($000)	$914,822		$857,765	$793,846	$1,118,812	$1,125,322	$1,021,073

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	1.20%	*	1.66%	2.73%	2.34%	2.78%	2.13%

Portfolio Turnover Rate	18.23%	^	25.46%	54.20%	23.43%	21.02%	36.96%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

#	Does not include expenses of the investment companies in which the portfolio invests.

* Annualized

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$8.41		$6.65	$10.47	$10.95	$10.12	$9.58

Income from Investment Operations

Net investment income	0.04		0.12	0.23	0.26	0.33	0.21
Capital gain distributions received	0.00		0.02	0.25	0.57	0.71	0.58

Total distributions received	0.04		0.14	0.48	0.83	1.04	0.79

Net realized and unrealized gain (loss) on investments	(0.39)		1.78	(3.51)	(0.04)	0.37	(0.04)

Total Income (Loss) From Investment Operations	(0.35)		1.92	(3.03)	0.79	1.41	0.75

Less Distributions

From net investment income	(0.04)		(0.13)	(0.22)	(0.26)	(0.33)	(0.21)
From net realized gains	0.00		(0.03)	(0.57)	(1.01)	(0.25)	0.00

Total Distributions	(0.04)		(0.16)	(0.79)	(1.27)	(0.58)	(0.21)

Net Asset Value, End of Period	$8.02		$8.41	$6.65	$10.47	$10.95	$10.12

Total Return ±	(4.13%)	^	28.93%	(30.25%)	7.44%	13.97%	7.83%

Net Assets, End of Period ($000)	$249,940		$114,380	$68,352	$95,203	$90,577	$81,369

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	1.18%	*	1.68%	2.78%	2.35%	3.01%	2.19%

Portfolio Turnover Rate	13.61%	^	35.81%	71.86%	41.74%	32.93%	38.44%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

#	Does not include expenses of the investment companies in which the portfolio invests.

* Annualized

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$8.98		$7.71	$10.14	$10.42	$9.90	$9.56

Income from Investment Operations

Net investment income	0.07		0.26	0.29	0.28	0.29	0.24
Capital gain distributions received	0.00		0.02	0.20	0.37	0.47	0.34

Total distributions received	0.07		0.28	0.49	0.65	0.76	0.58

Net realized and unrealized gain (loss) on investments	(0.20)		1.43	(2.27)	0.01	0.24	0.00

Total Income (Loss) From Investment Operations	(0.13)		1.71	(1.78)	0.66	1.00	0.58

Less Distributions

From net investment income	(0.07)		(0.27)	(0.28)	(0.28)	(0.29)	(0.24)
From net realized gains	0.00		(0.17)	(0.37)	(0.66)	(0.19)	0.00

Total Distributions	(0.07)		(0.44)	(0.65)	(0.94)	(0.48)	(0.24)

Net Asset Value, End of Period	$8.78		$8.98	$7.71	$10.14	$10.42	$9.90

Total Return ±	(1.34%)	^	22.30%	(18.16%)	6.60%	10.15%	6.05%

Net Assets, End of Period ($000)	$71,104		$38,516	$27,892	$28,303	$21,372	$19,722

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	1.74%	*	2.11%	3.53%	2.80%	2.75%	2.46%

Portfolio Turnover Rate	21.71%	^	59.19%	63.94%	61.31%	37.85%	60.44%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

#	Does not include expenses of the investment companies in which the portfolio invests.

* Annualized

See notes to financial statements.							(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010
UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund.  The investment objective of each Portfolio is to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio.  Each Portfolio is non-diversified as defined in the 1940 Act.  The Portfolios are available only as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.  Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis.  The investment in the Contract is a guaranteed account invested in the general account of GWL&A.  The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.  The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the financial strength of GWL&A and its ability to meet ongoing obligations to the policyholders.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2010, the inputs used to value each Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Aggressive Profile II Portfolio	$529,274,649	$-	$-	$529,274,649
Conservative Profile II Portfolio	207,076,181	-	61,990,600	269,066,781
Moderate Profile II Portfolio	764,078,923	-	150,755,840	914,834,763
Moderately Aggressive Profile II Portfolio	228,798,583	-	21,144,665	249,943,248
Moderately Conservative Profile II Portfolio	54,820,678	-	16,284,225	71,104,903

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2010:
			Moderately	Moderately
	Conservative	Moderate	Aggressive	Conservative
	Profile II	Profile II	Profile II	Profile II
Description	Portfolio	Portfolio	Portfolio	Portfolio
Beginning Balance, January 1, 2010	$57,230,970	$130,311,562	$6,831,117	$8,590,579
Total realized gains (or losses)	970,458	2,568,061	143,184	112,953
Total unrealized gains (or losses)	(338,682)	(583,000)	83,023	83,721
Purchases, sales and corporate actions	4,127,854	18,459,217	14,087,341	7,496,972
Transfers into (out of) Level 3	-	-	-	-
Ending Balance, June 30, 2010	$61,990,600	$150,755,840	$21,144,665	$16,284,225

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the Contract is accrued daily.

Federal Income Taxes

For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as a regulated investment companies under the provisions of the Internal Revenue Code by distributing substantially all of their investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to their shareholders.  Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2006 through December 31, 2009.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06).  ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers.  In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity.  ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010.  Each Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011.  The adoption ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Portfolio.  Each Portfolio will also bear the indirect expense of the underlying investments.  Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $130,500 for the six months ended June 30, 2010.  Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A.  The Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation.  GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis).   Each of the Portfolios may also invest in various funds affiliated with MCM & GWL&A.  The following is a summary of those affiliated investments:

Below is a summary of the transactions for each underlying investment during the six months ended June 30, 2010, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.
		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Aggressive Profile II Portfolio

Maxim Invesco ADR Portfolio	4,549,294	$46,499,134	$12,114,908	$5,272,542	$(1,728,536)	$-	$47,403,639
Maxim Janus Large Cap Growth Portfolio	8,089,027	63,636,345	32,027,985	8,155,741	(2,089,789)	-	80,566,709
Maxim Loomis Sayles Small-Cap Value Portfolio	1,629,726	35,729,373	3,787,349	15,995,559	(2,610,471)	48,129	25,717,084
Maxim MFS International Growth Portfolio	5,266,621	46,199,134	11,314,018	7,450,222	(2,807,167)	-	47,083,591
Maxim MFS International Value Portfolio	7,202,351	45,938,558	10,385,401	6,696,578	(3,228,990)	-	48,183,730
Maxim MidCap Value Portfolio	6,197,508	52,460,183	5,987,267	10,798,693	(1,561,859)	228,440	49,084,265
Maxim Small-Cap Growth Portfolio	1,844,231	27,083,887	3,587,778	2,910,065	291,066	-	26,280,292
Maxim Small-Cap Value Portfolio	3,021,524	35,717,863	4,211,144	16,906,146	(1,050,763)	60,385	25,773,599
Maxim T. Rowe Price Equity/Income Portfolio	4,083,787	43,513,097	13,323,261	5,293,006	(1,520,658)	400,202	49,413,821
Maxim T. Rowe Price MidCap Growth Portfolio	2,139,665	46,721,493	4,365,744	23,627,219	(3,134,849)	-	31,752,624
Putnam Equity Income Fund	4,017,464	43,315,766	14,689,246	3,721,176	(516,264)	371,759	49,254,105
Putnam Mid Cap Value Fund	5,032,115	52,405,121	6,689,724	11,271,700	(1,617,154)	-	48,761,190

TOTAL					$(21,575,434)	$1,108,915	$529,274,649

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Conservative Profile II Portfolio

Great-West Life & Annuity Contract	52,449,790	$57,230,970	$10,989,596	$6,098,245	$970,458	$-	$61,990,600
Maxim Federated Bond Portfolio	2,735,573	25,656,802	5,581,678	2,958,213	205,357	568,110	28,750,868
Maxim Global Bond Portfolio	2,680,261	16,367,601	10,235,637	2,526,970	(359,715)	286,192	24,470,786
Maxim Invesco ADR Portfolio	536,915	4,725,492	2,363,827	938,263	(293,079)	-	5,594,657
Maxim Janus Large Cap Growth Portfolio	1,634,589	18,327,756	3,515,507	4,672,820	(638,492)	-	16,280,505
Maxim Loomis Sayles Small-Cap Value Portfolio	100,217	4,790,322	470,356	2,733,300	1,102,431	2,958	1,581,419
Maxim MFS International Growth Portfolio	625,159	4,746,588	2,272,880	1,038,282	(242,437)	-	5,588,923
Maxim MFS International Value Portfolio	854,909	4,719,841	2,119,331	674,812	(73,724)	-	5,719,340
Maxim MidCap Value Portfolio	878,578	6,561,764	1,565,500	1,282,018	(173,665)	32,365	6,958,338
Maxim Putnam High Yield Bond Portfolio	1,505,581	16,277,992	2,079,210	7,652,330	(502,915)	482,797	11,261,744
Maxim Short Duration Bond Portfolio	1,809,218	18,349,316	3,136,935	3,164,024	164,353	379,364	18,707,316
Maxim Small-Cap Value Portfolio	188,412	4,807,121	464,028	2,628,092	1,433,409	3,763	1,607,154
Maxim T. Rowe Price Equity/Income Portfolio	986,280	10,313,505	3,785,861	1,787,395	(448,037)	96,596	11,933,989
Maxim T. Rowe Price MidCap Growth Portfolio	172,249	869,619	2,097,930	269,181	23,268	-	2,556,182
Maxim U.S. Government Mortgage Securities Portfolio	2,876,259	27,799,804	11,592,731	4,095,463	293,123	661,390	35,924,473
Putnam Equity Income Fund	969,239	10,279,399	4,085,163	1,424,410	(197,388)	87,133	11,882,875
Putnam High Yield Advantage Fund	2,005,715	16,373,384	2,167,587	7,432,862	(176,854)	503,145	11,352,348
Putnam Mid Cap Value Fund	712,618	6,554,909	1,523,114	957,984	49,467	-	6,905,264

TOTAL					$1,135,560	$3,103,813	$269,066,781

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Moderate Profile II Portfolio

Great-West Life & Annuity Contract	127,553,404	$130,311,562	$38,985,828	$18,002,876	$2,568,060	$-	$150,755,840
Maxim Federated Bond Portfolio	6,534,494	62,856,607	14,010,455	9,223,891	615,047	1,397,167	68,677,532
Maxim Global Bond Portfolio	6,629,177	47,401,775	18,120,408	6,279,470	(843,222)	708,887	60,524,387
Maxim Invesco ADR Portfolio	4,533,519	44,310,394	13,650,163	6,142,155	(2,557,075)	-	47,239,264
Maxim Janus Large Cap Growth Portfolio	10,235,465	90,671,138	29,127,270	9,072,825	(1,436,805)	-	101,945,234
Maxim Loomis Sayles Small-Cap Value Portfolio	1,330,825	35,454,573	4,797,409	22,423,100	(2,834,203)	39,338	21,000,422
Maxim MFS International Growth Portfolio	5,254,293	44,111,075	12,961,103	6,622,951	(1,792,970)	-	46,973,376
Maxim MFS International Value Portfolio	7,185,437	43,775,892	11,833,692	5,732,325	(2,468,647)	-	48,070,574
Maxim MidCap Value Portfolio	4,095,370	38,960,338	6,598,431	15,777,639	(1,998,341)	151,093	32,435,332
Maxim Putnam High Yield Bond Portfolio	2,216,369	19,286,367	3,611,387	8,122,098	(1,869,161)	711,752	16,578,437
Maxim Small-Cap Growth Portfolio	1,392,562	6,477,501	16,828,707	1,427,360	121,138	-	19,844,006
Maxim Small-Cap Value Portfolio	2,472,689	35,475,672	4,907,340	20,323,404	1,318,116	49,462	21,092,039
Maxim T. Rowe Price Equity/Income Portfolio	5,296,465	49,069,583	24,051,194	6,524,302	(2,255,757)	519,517	64,087,232
Maxim T. Rowe Price MidCap Growth Portfolio	2,321,731	39,782,063	6,178,397	14,234,892	(2,025,613)	-	34,454,494
Maxim U.S. Government Mortgage Securities Portfolio	5,472,891	62,573,306	14,534,724	9,997,651	623,069	1,339,561	68,356,411
Putnam Equity Income Fund	5,216,032	48,907,434	25,781,241	4,289,118	(605,399)	466,825	63,948,549
Putnam High Yield Advantage Fund	2,959,599	19,428,048	3,737,712	6,636,990	(202,914)	682,213	16,751,331
Putnam Mid Cap Value Fund	3,312,725	38,919,240	6,810,745	14,816,206	(798,928)	-	32,100,303

TOTAL					$(16,443,605)	$6,065,815	$914,834,763

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Moderately Aggressive Profile II Portfolio

Great West Life & Annuity Contract	17,890,345	$6,831,117	$16,584,453	$2,359,653	$143,183	$-	$21,144,665
Maxim Federated Bond Portfolio	1,265,365	5,672,750	9,032,291	1,540,913	91,910	263,183	13,298,982
Maxim Global Bond Portfolio	1,408,058	5,741,204	7,845,133	1,055,646	(162,885)	150,468	12,855,567
Maxim Invesco ADR Portfolio	1,478,269	6,915,167	11,001,815	1,032,716	(417,176)	-	15,403,558
Maxim Janus Large Cap Growth Portfolio	3,010,450	12,371,143	21,104,937	1,512,784	(396,200)	-	29,984,087
Maxim Loomis Sayles Small-Cap Value Portfolio	437,226	3,945,260	4,705,925	1,795,941	(39,738)	12,916	6,899,432
Maxim MFS International Growth Portfolio	1,716,069	6,882,253	10,612,149	1,385,929	(411,366)	-	15,341,658
Maxim MFS International Value Portfolio	2,346,855	6,843,647	10,541,804	947,613	(360,544)	-	15,700,461
Maxim MidCap Value Portfolio	2,028,628	8,209,064	10,569,113	3,215,966	(218,789)	74,798	16,066,734
Maxim Putnam High Yield Bond Portfolio	612,009	2,568,252	3,373,196	1,258,334	68,609	196,399	4,577,828
Maxim Small-Cap Growth Portfolio	598,112	5,179,993	6,197,104	2,393,033	539,615	-	8,523,101
Maxim Small-Cap Value Portfolio	806,095	3,937,860	4,791,811	1,900,325	360,075	16,114	6,875,991
Maxim T. Rowe Price Equity/Income Portfolio	1,664,104	8,812,027	12,999,434	985,828	(283,215)	163,128	20,135,663
Maxim T. Rowe Price MidCap Growth Portfolio	621,230	5,255,890	6,172,165	2,018,922	519,175	-	9,219,057
Maxim U.S. Government Mortgage Securities Portfolio	1,061,277	5,654,803	9,140,799	1,701,228	90,082	252,315	13,255,351
Putnam Equity Income Fund	1,638,808	8,782,826	13,412,677	503,238	(69,153)	149,174	20,091,790
Putnam High Yield Advantage Fund	817,224	2,588,592	3,362,967	1,181,152	154,110	166,302	4,625,485
Putnam Mid Cap Value Fund	1,645,391	8,189,457	10,756,261	2,617,714	460,972	-	15,943,838

TOTAL					$68,665	$1,444,797	$249,943,248

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Moderately Conservative Profile II Portfolio

Great West Life & Annuity Contract	13,777,962	$8,590,579	$9,485,579	$1,877,852	$112,956	$-	$16,284,225
Maxim Federated Bond Portfolio	608,317	3,015,676	4,044,586	725,326	53,077	124,343	6,393,411
Maxim Global Bond Portfolio	627,469	2,323,732	3,813,994	454,671	(22,659)	67,036	5,728,789
Maxim INVESCO ADR Portfolio	237,725	1,340,437	1,693,769	192,856	52,388	-	2,477,095
Maxim Janus Large Cap Growth Portfolio	641,987	3,155,355	4,414,139	461,377	189,775	-	6,394,190
Maxim Loomis Sayles Small-Cap Value Portfolio	103,199	1,593,480	1,295,906	897,779	421,231	3,048	1,628,475
Maxim MFS International Growth Portfolio	276,290	1,331,870	1,650,878	226,066	84,229	-	2,470,034
Maxim MFS International Value Portfolio	376,808	1,320,553	1,605,290	158,625	65,605	-	2,520,843
Maxim MidCap Value Portfolio	256,022	1,025,232	1,302,292	177,904	119,819	9,438	2,027,694
Maxim Putnam High Yield Bond Portfolio	304,878	1,686,324	1,545,093	687,506	256,279	97,812	2,280,485
Maxim Short Duration Bond Portfolio	45,121	718,262	510,919	751,875	29,470	13,667	466,549
Maxim Small-Cap Value Portfolio	188,543	1,594,367	1,300,689	1,000,555	475,582	3,768	1,608,269
Maxim T. Rowe Price Equity/Income Portfolio	326,379	1,702,706	2,843,498	257,959	90,524	31,987	3,949,182
Maxim T. Rowe Price MidCap Growth Portfolio	115,034	1,610,344	1,309,766	854,198	478,032	-	1,707,105
Maxim U.S. Government Mortgage Securities Portfolio	553,950	3,097,747	4,604,099	871,332	46,919	127,973	6,918,836
Putnam Equity Income Fund	321,415	1,693,266	2,934,014	275,268	35,173	28,080	3,940,550
Putnam High Yield Advantage Fund	405,833	1,695,866	1,538,975	726,930	221,162	87,830	2,297,014
Putnam Mid Cap Value Fund	207,653	1,020,354	1,283,480	135,407	120,933	-	2,012,157

TOTAL					$2,830,495	$594,982	$71,104,903

3.         PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Aggressive Profile II Portfolio	$122,483,826	$96,523,213
Conservative Profile II Portfolio	70,046,870	53,470,221
Moderate Profile II Portfolio	256,526,207	169,205,646
Moderately Aggressive Profile II Portfolio	172,204,034	29,475,601
Moderately Conservative Profile II Portfolio	47,176,964	13,563,978

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2010 were as follows:

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
	Purposes	Appreciation	Depreciation	Depreciation

Aggressive Profile II Portfolio	$719,747,579	-	(190,472,930)	(190,472,930)
Conservative Profile II Portfolio	291,380,239	3,881,068	(26,194,526)	(22,313,458)
Moderate Profile II Portfolio	1,086,501,765	7,889,665	(179,556,667)	(171,667,002)
Moderately Aggressive Profile II Portfolio	274,608,421	351,839	(25,017,012)	(24,665,173)
Moderately Conservative Profile II Portfolio	78,617,314	409,219	(7,921,630)	(7,512,411)

5.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

6.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.

MAXIM SERIES FUND, INC.

SUMMARY OF INVESTMENTS BY ASSET CLASS
JUNE 30, 2010

MAXIM AGGRESSIVE PROFILE II PORTFOLIO	% of Portfolio
Asset Class	Investments
International Equity	26.96%
Large-Cap Equity	33.86%
MidCap Equity	24.49%
Small-Cap Equity	14.69%
100.00%

MAXIM CONSERVATIVE PROFILE II PORTFOLIO

% of Portfolio
Asset Class	Investments
Bond	41.54%
Fixed Interest Contract	23.04%
International Equity	6.28%
Large-Cap Equity	14.90%
MidCap Equity	6.10%
Small-Cap Equity	1.19%
Short-Term Bond	6.95%
100.00%

MAXIM MODERATE PROFILE II PORTFOLIO

% of Portfolio
Asset Class	Investments
Bond	25.24%
Fixed Interest Contract	16.48%
International Equity	15.55%
Large-Cap Equity	25.14%
MidCap Equity	10.82%
Small-Cap Equity	6.77%
100.00%

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO

% of Portfolio
Asset Class	Investments
Bond	19.45%
Fixed Interest Contract	8.46%
International Equity	18.58%
Large-Cap Equity	28.09%
MidCap Equity	16.50%
Small-Cap Equity	8.92%
100.00%

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO

% of Portfolio
Asset Class	Investments
Bond	33.22%
Fixed Interest Contract	22.90%
International Equity	10.50%
Large-Cap Equity	20.09%
MidCap Equity	8.08%
Small-Cap Equity	4.55%
Short-Term Bond	0.66%
100.00%

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

4,549,294	Maxim Invesco ADR Portfolio	$47,403,639
8,089,027	Maxim Janus Large Cap Growth Portfolio	80,566,709
1,629,726	Maxim Loomis Sayles Small-Cap Value Portfolio	25,717,084
5,266,621	Maxim MFS International Growth Portfolio	47,083,591
7,202,351	Maxim MFS International Value Portfolio	48,183,730
6,197,508	Maxim MidCap Value Portfolio	49,084,265
1,844,231	Maxim Small-Cap Growth Portfolio	26,280,292
3,021,524	Maxim Small-Cap Value Portfolio	25,773,599
4,083,787	Maxim T. Rowe Price Equity/Income Portfolio	49,413,821
2,139,665	Maxim T. Rowe Price MidCap Growth Portfolio	31,752,624
4,017,464	Putnam Equity Income Fund	49,254,105
5,032,115	Putnam Mid Cap Value Fund	48,761,190

TOTAL EQUITY MUTUAL FUNDS --- 100%		$529,274,649
(Cost $613,358,004)

LIABILITIES --- 0.00%		$(7,528)

TOTAL NET ASSETS --- 100%		$529,267,121
(Cost $613,358,004)

See notes to financial statements.
		(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

536,915		Maxim Invesco ADR Portfolio	$5,594,657
1,634,589		Maxim Janus Large Cap Growth Portfolio	16,280,505
100,217		Maxim Loomis Sayles Small-Cap Value Portfolio	1,581,419
625,159		Maxim MFS International Growth Portfolio	5,588,923
854,909		Maxim MFS International Value Portfolio	5,719,340
878,578		Maxim MidCap Value Portfolio	6,958,338
188,412		Maxim Small-Cap Value Portfolio	1,607,154
986,280		Maxim T. Rowe Price Equity/Income Portfolio	11,933,989
172,249		Maxim T. Rowe Price MidCap Growth Portfolio	2,556,182
969,239		Putnam Equity Income Fund	11,882,875
712,618		Putnam Mid Cap Value Fund	6,905,264

TOTAL EQUITY MUTUAL FUNDS --- 28.47%			76,608,646
(Cost $71,776,956)

BOND MUTUAL FUNDS

2,735,573		Maxim Federated Bond Portfolio	28,750,868
2,680,261		Maxim Global Bond Portfolio	24,470,786
1,505,581		Maxim Putnam High Yield Bond Portfolio	11,261,744
1,809,218		Maxim Short Duration Bond Portfolio	18,707,316
2,876,259		Maxim U.S. Government Mortgage Securities Portfolio	35,924,473
2,005,715		Putnam High Yield Advantage Fund	11,352,348

TOTAL BOND MUTUAL FUNDS --- 48.49%			130,467,535
(Cost $124,469,216)

FIXED INTEREST CONTRACT

Interest			Value ($)

52,449,790	*	Great-West Life & Annuity Contract	$61,990,600

TOTAL FIXED INTEREST CONTRACT --- 23.04%
(Cost $58,760,638)

TOTAL INVESTMENTS --- 100.00%			269,066,781
(Cost $255,006,810)

LIABILITIES --- 0.00%			$(3,726)

TOTAL NET ASSETS --- 100%			$269,063,055
(Cost $255,006,810)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

See notes to financial statements.
			(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

4,533,519		Maxim Invesco ADR Portfolio	$47,239,264
10,235,465		Maxim Janus Large Cap Growth Portfolio	101,945,234
1,330,825		Maxim Loomis Sayles Small-Cap Value Portfolio	21,000,422
5,254,293		Maxim MFS International Growth Portfolio	46,973,376
7,185,437		Maxim MFS International Value Portfolio	48,070,574
4,095,370		Maxim MidCap Value Portfolio	32,435,332
1,392,562		Maxim Small-Cap Growth Portfolio	19,844,006
2,472,689		Maxim Small-Cap Value Portfolio	21,092,039
5,296,465		Maxim T. Rowe Price Equity/Income Portfolio	64,087,232
2,321,731		Maxim T. Rowe Price MidCap Growth Portfolio	34,454,494
5,216,032		Putnam Equity Income Fund	63,948,549
3,312,725		Putnam Mid Cap Value Fund	32,100,303

TOTAL EQUITY MUTUAL FUNDS --- 58.28%			533,190,825
(Cost $533,553,758)

BOND MUTUAL FUNDS

6,534,494		Maxim Federated Bond Portfolio	68,677,532
6,629,177		Maxim Global Bond Portfolio	60,524,387
2,216,369		Maxim Putnam High Yield Bond Portfolio	16,578,437
5,472,891		Maxim U.S. Government Mortgage Securities Portfolio	68,356,411
2,959,599		Putnam High Yield Advantage Fund	16,751,331

TOTAL BOND MUTUAL FUNDS --- 25.24%			230,888,098
(Cost $224,500,308)

FIXED INTEREST CONTRACT

Interest			Value ($)

127,553,404	*	Great West Life & Annuity Contract	$150,755,840

TOTAL FIXED INTEREST CONTRACT --- 16.48%
(Cost $143,832,487)

TOTAL INVESTMENTS --- 100.00%			914,834,763
(Cost $901,886,553)

LIABILITIES --- 0.00%			$(12,821)

TOTAL NET ASSETS --- 100%			$914,821,942
(Cost $901,886,553)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

See notes to financial statements.
			(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

1,478,269		Maxim Invesco ADR Portfolio	$15,403,558
3,010,450		Maxim Janus Large Cap Growth Portfolio	29,984,087
437,226		Maxim Loomis Sayles Small-Cap Value Portfolio	6,899,432
1,716,069		Maxim MFS International Growth Portfolio	15,341,658
2,346,855		Maxim MFS International Value Portfolio	15,700,461
2,028,628		Maxim MidCap Value Portfolio	16,066,734
598,112		Maxim Small-Cap Growth Portfolio	8,523,101
806,095		Maxim Small-Cap Value Portfolio	6,875,991
1,664,104		Maxim T. Rowe Price Equity/Income Portfolio	20,135,663
621,230		Maxim T. Rowe Price MidCap Growth Portfolio	9,219,057
1,638,808		Putnam Equity Income Fund	20,091,790
1,645,391		Putnam Mid Cap Value Fund	15,943,838

TOTAL EQUITY MUTUAL FUNDS --- 72.09%			180,185,370
(Cost $180,509,160)

BOND MUTUAL FUNDS

1,265,365		Maxim Federated Bond Portfolio	13,298,982
1,408,058		Maxim Global Bond Portfolio	12,855,567
612,009		Maxim Putnam High Yield Bond Portfolio	4,577,828
1,061,277		Maxim U.S. Government Mortgage Securities Portfolio	13,255,351
817,224		Putnam High Yield Advantage Fund	4,625,485

TOTAL BOND MUTUAL FUNDS --- 19.45%			48,613,213
(Cost $47,559,359)

FIXED INTEREST CONTRACT

Interest			Value ($)

17,890,345	*	Great West Life & Annuity Contract	$21,144,665

TOTAL FIXED INTEREST CONTRACT --- 8.46%
(Cost $20,890,014)

TOTAL INVESTMENTS --- 100.00%			$249,943,248
(Cost $248,958,533)

LIABILITIES --- 0.00%			$(3,520)

TOTAL NET ASSETS --- 100%			$249,939,728
(Cost $248,958,533)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

See notes to financial statements.
			(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

237,725		Maxim Invesco ADR Portfolio	$2,477,095
641,987		Maxim Janus Large Cap Growth Portfolio	6,394,190
103,199		Maxim Loomis Sayles Small-Cap Value Portfolio	1,628,475
276,290		Maxim MFS International Growth Portfolio	2,470,034
376,808		Maxim MFS International Value Portfolio	2,520,843
256,022		Maxim MidCap Value Portfolio	2,027,694
188,543		Maxim Small-Cap Value Portfolio	1,608,269
326,379		Maxim T. Rowe Price Equity/Income Portfolio	3,949,182
115,034		Maxim T. Rowe Price MidCap Growth Portfolio	1,707,105
321,415		Putnam Equity Income Fund	3,940,550
207,653		Putnam Mid Cap Value Fund	2,012,157

TOTAL EQUITY MUTUAL FUNDS --- 43.23%			30,735,594
(Cost $30,713,248)

BOND MUTUAL FUNDS

608,317		Maxim Federated Bond Portfolio	6,393,411
627,469		Maxim Global Bond Portfolio	5,728,789
304,878		Maxim Putnam High Yield Bond Portfolio	2,280,485
45,121		Maxim Short Duration Bond Portfolio	466,549
553,950		Maxim U.S. Government Mortgage Securities Portfolio	6,918,836
405,833		Putnam High Yield Advantage Fund	2,297,014

TOTAL BOND MUTUAL FUNDS --- 33.87%			24,085,084
(Cost $23,615,483)

FIXED INTEREST CONTRACT

Interest			Value ($)

13,777,962	*	Great West Life & Annuity Contract	$16,284,225

TOTAL FIXED INTEREST CONTRACT --- 22.90%
(Cost $15,978,548)

TOTAL INVESTMENTS --- 100.00%			$71,104,903
(Cost $70,307,279)

LIABILITIES --- 0.00%			$(991)

TOTAL NET ASSETS --- 100%			$71,103,912
(Cost $70,307,279)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

See notes to financial statements.
			(Concluded)

SHAREHOLDER EXPENSE EXAMPLE
Maxim Aggressive Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$933.41	$0.48

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Conservative Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$1,002.82	$0.50

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Moderate Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$969.82	$0.49

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Moderately Aggressive Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$958.76	$0.49

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Moderately Conservative Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$986.62	$0.49

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 26, 2010 (the "Meeting"), approved the continuation of (i) with respect to each of the Fund's Portfolios, the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)
Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
Invesco Advisers, Inc.* (formerly known as Invesco Institutional (N.A.), Inc.)	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio
Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio
Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
*
At the close of business on December 31, 2009, Invesco Global Asset Management (N.A.), Inc., former Sub-Adviser to the Maxim Invesco ADR Portfolio, merged into Invesco Institutional (N.A.), Inc., which was renamed Invesco Advisers, Inc.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2010, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser's communications with the Board, as well as the adviser's responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Fund's "Index Portfolios" (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, and Maxim S&P 500 Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2009, calendar year returns for the five-year period ended December 31, 2009, and risk-adjusted performance measures.  In addition, except for the Index Portfolios and the Fund's "Asset Allocation Portfolios" (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundation Lifetime Portfolios, and Maxim SecureFoundation Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.

With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios' position in the Fund's overall Portfolio lineup. The Board noted that the Portfolios had performed significantly better than the median fund performance for funds within their Morningstar categories over the most recent calendar-year period, and concluded that, despite the Portfolios' underperformance over the long-term, there is a market for the Portfolios' shares.  With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio's previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio's previous Sub-Adviser in August 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio.  The Board also took into consideration its discussion with management regarding monitoring the Portfolio's performance, and concluded that the Portfolio's performance was being addressed.  As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios.  The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds.  Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios.  With respect to the Maxim Lifetime Asset Allocation Portfolios, the Board noted that these Portfolios had commenced operations on May 1, 2009, and concluded that, in light of the Portfolios' short track record, the Board was generally satisfied with the management of these Portfolios.  With regard to the Maxim SecureFoundation Lifetime Portfolios and Maxim SecureFoundation Balanced Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had only recently commenced operations.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, Maxim Global Bond Portfolio, and Maxim Putnam High Yield Bond Portfolio.  The Board further noted that the Portfolios' expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Bond Index Portfolio and Maxim S&P 500 Portfolio.  With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the generally result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher in comparison to the expense ratios of similar funds.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose.  The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.   Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments.  Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.
By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

By:	/s/ M.C. Maiers

M.C. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer
Date:	August 20, 2010